CERTIFICATION OF STRONG CONSERVATIVE EQUITY FUNDS, INC. ON BEHALF OF THE
                               FOLLOWING SERIES:

                         Strong Advisor U.S. Value Fund
                              Strong Blue Chip Fund
                           Strong Dividend Income Fund
                               Strong Energy Fund
                          Strong Growth and Income Fund

STRONG CONSERVATIVE EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act").

2. Reference is made to the Prospectuses and Statements of Additional Information for the (i) Strong Advisor U.S. Value Fund - Class A, Class B, Class C, Class K, and Class Z shares, (ii) Strong Blue Chip Fund - Investor Class shares, (iii) Strong Dividend Income Fund - Investor Class and Class K shares,
(iv) Strong Energy Fund - Investor Class shares, and (v) Strong Growth and Income Fund - Investor Class, Advisor Class, Institutional Class, and Class K shares, filed by the Registrant with the Securities and Exchange Commission on April 30, 2004 (with an effective date of May 1, 2004) pursuant to Post-Effective Amendment No. 36 (File No. 33-61358; 811-7656) (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of the Prospectuses and Statements of Additional Information for the Strong Advisor U.S. Value Fund, Strong Blue Chip Fund, Strong Dividend Income Fund, Strong Energy Fund, and Strong Growth and Income Fund that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                        STRONG CONSERVATIVE EQUITY FUNDS, INC.

                                        /s/ Richard W. Smirl
                                        --------------------------------------
                                        By:     Richard W. Smirl
                                        Title:  Vice President and Secretary

                                        Dated:  May 4, 2004